Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Statutory rate	34.00%	34.00%	34.00%
Threshold amount	$ 10,000,000	$ 10,000,000	$ 10,000,000
Computed at statutory rate	3,694,000	4,820,000	1,612,000
State income taxes, net of federal tax benefit (expense)	155,000	195,000	(90,000)
Percentage depletion	(494,000)	(794,000)	(271,000)
Valuation allowance	0	(399,000)	15,000
Domestic production activities deduction	0	0	(28,000)
Dividends received deduction	(400,000)	(17,000)	(40,000)
Other	(85,000)	(80,000)	42,000
Provision for income taxes	$ 2,870,000	$ 3,725,000	$ 1,240,000
Statutory Rate Over $10 Million [Member]
Income Tax Disclosure [Line Items]
Statutory rate	35.00%	35.00%	35.00%